LEASES	12 Months Ended
Dec. 31, 2020
Vimeo Inc.
Lessee, Lease, Description [Line Items]
LEASES

NOTE 11 — LEASES

Vimeo leases office space and equipment used in connection with its operations under various operating leases, the majority of which contain escalation clauses.

ROU assets represent Vimeo’s right to use the underlying assets for the lease term and lease liabilities represent the present value of Vimeo’s obligation to make payments arising from these leases. ROU assets and related lease liabilities are based on the present value of fixed lease payments over the lease term using IAC’s incremental borrowing rates on the lease commencement date or January 1, 2019 for leases that commenced prior to that date. Vimeo combines the lease and non-lease components of lease payments in determining ROU assets and related lease liabilities. If the lease includes one or more options to extend the term of the lease, the renewal option is considered in the lease term if it is reasonably certain Vimeo will exercise the option(s). Lease expense is recognized on a straight-line basis over the term of the lease. As permitted by ASC 842, leases with an initial term of twelve months or less (“short-term leases”) are not recorded on the accompanying consolidated balance sheet.

Variable lease payments consist primarily of common area maintenance, utilities and taxes, which are not included in the recognition of ROU assets and related lease liabilities. Vimeo’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

		December 31,
Leases	Balance Sheet Classification	2019	2020

		(In thousands)
Assets:
Right-of-use assets	Other non-current assets	$2,588	$1,588
Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$1,294	$642
Long-term lease liabilities	Other long-term liabilities	3,287	1,027
Total lease liabilities		$4,581	$1,669

		Years Ended December 31,
Lease Expense	Income Statement Classification	2019	2020

		(In thousands)
Fixed lease expense	Cost of revenue	$52	$31
Fixed lease expense	Research and development expense	413	446
Fixed lease expense	Sales and marketing expense	173	187

Fixed lease expense	General and administrative expense	3,264	648

Total lease expense, net(a)		$3,902	$1,312
(a)

Includes approximately $2.1 million of lease impairment charges in the year ended December 31, 2019 and approximately $0.2 million and $0.3 million of short-term lease expense, and $0.2 million and $0.1 million of sublease income, for the years ended December 31, 2019 and 2020, respectively. Variable lease expense was $0.1 million in both of the years ended December 31, 2019 and 2020.

Maturities of lease liabilities as of December 31, 2020 (in thousands)(b):

Years Ended December 31,	(In thousands)
2021	$682
2022	598
2023	456
Total	1,736
Less: interest	67
Present value of lease liabilities	$1,669
(b)	A of December 31, 2020, the Company had no legally binding minimum lease payments for leases signed but not yet commenced.

The following are the weighted average assumptions used for lease term and discount rate as of December 31, 2019 and 2020:

	December 31,
	2019	2020
Remaining lease term	3.69 years	2.73 years
Discount rate	5.63%	2.97%

	Years Ended December 31,
	2019	2020
	(In thousands)
Other Information:
Right-of-use assets obtained in exchange for lease liabilities	$829	$1,322
Cash paid for amounts included in the measurement of lease liabilities	$1,778	$3,601